Acquisitions and Divestitures Divestitures (Details) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of discontinued operation, net of tax					$ 0.0
Services					109.6
Products					59.9
Net sales					169.5
Cost of sales
Services					89.5
Products					47.3
Cost of sales					136.8
Gross profit					32.7
Selling and administrative expense					19.4
Income (loss) from discontinued operations before taxes					13.3
Income tax expense (benefit)					4.6
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest					8.7
Gain on sale of discontinued operations before taxes					0.0
Income tax (benefit) expense					0.0
Income from discontinued operations, net of tax	$ 0.5	$ 4.2		$ 148.3	8.7
ASSETS
Total current assets	0.0			0.0		$ 148.2
LIABILITIES
Total current liabilities	0.0			0.0		49.4
Impairment of assets	0.0	(0.5)		0.0	18.9
Devaluation of Venezuela balance sheet				$ 0.0	7.5
NA Electronic Security [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture	$ 350.0
Agreed upon contingent payment on divestiture	10.00%			10.00%
Proceeds from contingent payment on divestiture	$ 35.0
Gain on sale of discontinued operation, net of tax	0.5	0.0		$ 149.6
Credit for transition services	6.0			6.0
Credit for transition services quarterly payment	5.0			5.0
Credit for transition services credit against payments	1.0			1.0
Payment of quarterly transition services	0.0			2.5
Use of credit against payments, transition services	0.0			1.0
Services	0.0	57.2		16.3
Products	0.0	31.6		8.5
Net sales	0.0	88.8		24.8
Cost of sales
Services	0.0	46.5		15.1
Products	0.0	25.6		6.9
Cost of sales	0.0	72.1		22.0
Gross profit	0.0	16.7		2.8
Selling and administrative expense	0.0	10.0		4.8
Income (loss) from discontinued operations before taxes	0.0	6.7		(2.0)
Income tax expense (benefit)	0.0	2.5		(0.7)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0.0	4.2		(1.3)
Gain on sale of discontinued operations before taxes	0.0	0.0		243.3
Income tax (benefit) expense	(0.5)	0.0		93.7
Income from discontinued operations, net of tax	$ 0.5	4.2		$ 148.3
ASSETS
Cash and cash equivalents						(1.5)
Trade receivables, less allowances for doubtful accounts of $4.0						75.6
Allowance for doubtful accounts						4.0
Inventories						29.1
Prepaid expenses						0.9
Other current assets						5.0
Total current assets						109.1
Property, plant and equipment, net						5.2
Goodwill						33.9
Assets held for sale						148.2
LIABILITIES
Accounts payable						24.8
Deferred revenue						13.3
Payroll and other benefits liabilities						6.6
Other current liabilities						4.7
Total current liabilities						49.4
VENEZUELA
LIABILITIES
Impairment of assets		$ (1.0)	$ 10.3		9.3
Uncollectible accounts receivable						$ 0.4
Devaluation of Venezuela balance sheet					$ 7.5
SIMADI [Member]
LIABILITIES
Foreign currency exchange rate					192.95
SICAD [Member]
LIABILITIES
Foreign currency exchange rate							50.86